Expenses (Details) - Schedule of Expenses - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Expenses [Line Items]
Share-based payment expenses - options	$ 3,299	$ 226,954	$ 94,890
Total general and administrative expenses	4,555,726	4,220,905	3,524,388
Total research and development expenses	5,375,461	2,592,145	657,715
Total selling and marketing expenses	2,029,648	927,423	416,537
General and administrative expenses [Member]
Schedule of Expenses [Line Items]
Accounting and audit	576,540	657,970	499,331
Bad debts		2,376
Consulting	120,851	23,241	226,710
Depreciation	45,981	48,662	42,606
Employee benefits	2,353,625	1,874,963	1,212,721
Expected credit losses	(11,687)	19,111	8,809
Insurance	321,679	434,699	401,121
Investor relations	206,300	194,754	38,567
Legal	195,971	233,243	520,698
Listing and share registry	163,949	152,954	164,949
Superannuation	180,092	141,539	62,647
Travel and entertainment	196,369	105,535	9,459
Share-based payment expenses - options	3,299	104,753	94,890
Share-based payment expenses - performance rights		122,201
Occupancy	24,122
Other	178,635	104,904	241,880
Research and development expenses [Member]
Schedule of Expenses [Line Items]
Consulting	277,128	111,530	230,684
Project research and development	5,098,333	2,480,615	427,031
Selling and marketing expenses [Member]
Schedule of Expenses [Line Items]
Selling	379,406	192,878	57,854
Marketing	1,310,979	474,926	113,472
Distribution costs	$ 339,263	$ 259,619	$ 245,211